Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (10,173)	$ (12,615)	$ (14,443)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	14	14	12
Reduction in the carrying amount of operating lease right of use asset	54	55	9
Share-based payment	263	466	355
Changes in fair value of short-term investment	229	(162)	(11)
Financial expenses (income), net	113	(46)	23
Change in prepaid expenses, and other current assets	(241)	128	4,275
Decrease in operating lease liability	(62)	(63)	(8)
Increase (decrease) in trade payable	(58)	393	(1,595)
Increase (decrease) in deferred revenues	(810)	1,398	(401)
Increase (decrease) in other accounts payable	(130)	574	(279)
Net cash used in operating activities	(10,801)	(9,858)	(12,063)
Cash flows from investing activities:
Purchase of property, plant and equipment	(9)	(11)	(26)
Withdrawal (investment) in short-term deposits, net	9,511	(14,500)
Net cash used in investing activities	9,502	(14,511)	(26)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses		20,457	17,683
Net cash provided by financing activities		20,457	17,683
Exchange differences on balances of cash and cash equivalents	(113)	34	(23)
Increase (decrease) in cash and cash equivalents	(1,412)	(3,878)	5,571
Cash and cash equivalents at the beginning of the year	4,390	8,268	2,697
Cash and cash equivalents at the end of the year	2,978	4,390	8,268
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets		120	29
Deemed Dividend		2,590	715
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		$ 18	$ 23